CONSOLIDATED STATEMENTS OF OPERATIONS (Parentheticals) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		75 Months Ended		84 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011		Sep. 30, 2012
Income Statement [Abstract]
Stock-based compensation, officers and directors	$ 266,302	$ 18,433	$ 875,156	$ 148,049	$ 333,730	$ 263,772	$ 934,901	[1]	$ 1,810,057	[1]
Stock-based compensation, consulting fees	173,967	4,692	525,151	20,826	325,228	18,768	381,532	[1]	570,188	[1]
Sponsorship fee	$ 30,220		$ 30,220						$ 30,220	[1]

[1]	As Restated - Note 10